Payables for purchase of farms (Details) - BRL (R$) R$ in Thousands		Jun. 30, 2018	Jun. 30, 2017
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payables for purchase of farms			R$ 24,646
Nova Buriti Farm [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payables for purchase of farms	[1]		22,085
Sao Jose Farm [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Payables for purchase of farms			R$ 2,561

[1]	On August 30, 2017, the total debt was R$22,126, when the deed of Nova Buriti farm was prepared and consequently a partial amount for the farm was paid in the amount of R$5,802. Of the remaining balance, R$1,500 was paid on October 18, 2017, R$3,665 was paid on January 10, 2018, and R$1,886 was paid on May 29, 2018. During the negotiation, the total price of the farm was renegociated, fully waiving inflation adjustment (IGP-M General Market Price Index), which would be payable by the Company. The amount of R$9,273 was recognized as financial income in the quarter ended September 30, 2017, see Note 23.